Share-based payments	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Share-based payments
10. Share-based payments
On December 16, 2020, the Company’s immediate parent entity — Madeleine — entered into a Special Fees Agreement (the “Agreement”), pursuant to which an external consulting firm provides services to the Group relating to the strategic and operational advice until one or more contemplated share transactions (a “Liquidity Event” or “Liquidity Events”). The Agreement ultimately terminates on December 31, 2023. As consideration for these services, the consulting firm is entitled to fees payable by Madeleine in cash (“Part A”) and in shares (“Part B”) based on the value of the Group in relation to future Liquidity Events. The amount of the Part A fees shall be paid directly after the closing of a Liquidity Event. Part B of the fees provides the consulting firm the right, prior to closing, to subscribe for new shares to be issued by an Allego group company at the nominal value of such shares.
The consulting firm is only entitled to cash and shares if the equity value at closing is at least
 20%
higher than the initial equity value of the Company as agreed in the Agreement as at December 16, 2020. The number of shares that the consulting firm may subscribe for is determined based on the equity value of the Company at closing. The maximum number of shares that the consulting firm was entitled to acquire is equal to 10% of the share that capital of the applicable Allego group company.
In January 2021, the Agreement was amended whereby certain definitions, including the definition of what entails a Liquidity Event, were changed. In April 2021, the Agreement was amended whereby the external consulting firm will be entitled to additional compensation from Madeleine upon the first-time admission of the shares of any Allego group company to a regulated or organized stock exchange. If such admission occurs, the external consulting firm shall have the right to subscribe for additional shares being equal to 5% of the share capital (after completion of the listing) of the Company or the relevant Allego group company. Additionally, the Agreement was extended until the earlier of (i) December 31, 2028 and (ii) the date on which Meridiam or any Meridiam Affiliates would cease to own, directly or indirectly, any shares of the Group (the original Agreement ultimately terminated on December 31, 2023).
Although Madeleine has the obligation to settle the Agreement, the Group accounts for the Agreement as a share-based payment since the Group obtained services from the consulting firm in exchange for equity instruments of an Allego group company or cash amounts based on the equity value of the Company (together “the share-based payment arrangement”). Since the Group does not have an obligation to settle the share-based payment arrangement with the consulting firm in cash (“Part A”) or equity instruments (“Part B”), the total Agreement is classified as an equity-settled share-based payment arrangement.
Certain directors of the Company are entitled to compensation from the external consulting firm in the form of a fixed percentage of the total benefits (including the proceeds from a future sale of shares in the Company) that the external consulting firm will generate under the Agreement, including any amendments (refer to Note 33.3 for details). The share-based payment expenses therefore reflect both compensation for external consulting services and key management remuneration.
During the year ended December 31, 2021, the consulting firm received an additional €600 thousand (2020: € nil) payment as an incidental, non-recurring
and
one-time
bonus for the services rendered in connection with their strategic and operational advice.
Measurement of fair value at the grant date
In accordance with IFRS 2
Share-based Payment
, the fair value of key management remuneration is measured by reference to the fair value of the equity instruments granted, measured at the grant date. The fair value determined at the grant date is not subsequently adjusted.
As the value of the services provided by the consulting firm is not directly related to the time incurred by the consultants, management considers that the fair value of the services cannot be measured reliably. Therefore, the fair value of the services received under the Agreement are measured by reference to the fair value of the share-based payment arrangement offered as consideration, as the Group obtains these services. The Group applies an approach where the average fair value over the reporting period is used to determine the fair value of the services received.
Since the Agreement includes an implicit service condition, the services received under the Agreement are recognized as expenses between December 16, 2020 (“the grant date”) and March 17, 2022 (the date of the Liquidity Event), by reference to the fair value of the share-based payment arrangement measured at the grant date (for key management remuneration) or the average fair value over the reporting period (for external consulting services). As described further below, the amendment to the Agreement in April 2021 is a modification to the share-based payment arrangement. The expense recognition for this modification follows the same pattern as described above, with the exception that the grant date is considered to be the modification date (April 28, 2021).
Fair value of equity instruments granted
The fees payable under the Agreement (either in cash or in shares) will depend on the future value of the Allego Group at the time of a future Liquidity Event. Since there is no market price for the services, to measure the fair value of this instrument under IFRS 2
Share-based Payment
, valuation techniques that are based on discounting expected future cash flows, also referred to as the income approach, have been taken into account.
Given that all fees payable under the Agreement will be derived from the outcomes of a specific Liquidity Event scenario, a probability-weighted equity return method has been applied in order to value the payouts under the Agreement. Under this approach, the fees payable have been estimated based upon an analysis of future values for the Allego Group, assuming various probable Liquidity Event scenarios, each with their own probability attached.
In order to measure the fair value of the instrument throughout the year (quarterly), the Group has assessed four different future scenarios in terms of a Liquidity Event: SPAC, private placement, private placement followed by an IPO and no capital raise. The likelihood of each of these scenarios has been considered based on the facts and circumstances surrounding the contemplated transactions as of those assessment dates. As at December 31, 2021, the only scenario that was considered for the fair value measurement of the instrument was the SPAC transaction.
For each of the above-described scenarios, the future (post-money) value of the Allego Group has been estimated throughout the year (quarterly). Subsequently, each possible outcome has been weighted by its respective probability in order to estimate the expected payouts under the Agreement. A discount rate of
 15.0% (2020: 15.0%) has been applied to determine the present value of the expected payouts.
Since the Part B fees includes a
lock-up
mechanism, a discount for lack of marketability (“DLOM”) of 9.4% (2020: 12.4%—23.5%) has been applied under each of the possible scenarios using the following main input parameters:

Input parameters (DLOM)	2021	2020
Expected life	0.5 years	0.5–3 years
Expected volatility	58.6%	74.1%–78.4%
Expected dividend yield	0.0%	0.0%
The total fair value of the share-based payment arrangement as at December 31, 2021 is estimated at €459,300 thousand (grant date: €182,800 thousand), of which €97,900 thousand (grant date: €63,800 thousand) relates to Part A (payable by Madeleine) and €361,400 thousand (grant date: €119,000 thousand) relates to Part B (to be settled in shares).
The Group assessed the impact to the fair value of the share-based payment arrangement as a result of the two amendments to the Agreement which were entered into in January and April 2021. Only the amendment in April 2021 had a fair value impact to part B of the share-based payment arrangement, through the right for the external consulting firm to subscribe for additional shares being equal to 5% of the share capital (after completion of the Liquidity Event). The fair value of the share-based payment arrangement as a result of the amendment and at the modification date (April 28, 2021) was determined to be €
250,400 thousand. The incremental fair value of €87,850
thousand will be recognized as an expense over the period from the modification date to March 17, 2022 (the date of the Liquidity Event). The expense for the original terms of the agreement will continue to be recognized as if the terms had not been modified. The fair value of the modification to the share-based payment arrangement was determined using the same models and principles as described in this note.
Share-based payment expenses
During the year ended December 31, 2021, the Group recognized share-based payment expenses of €291,837 thousand (2020: €7,100 thousand, 2019: € nil) for this equity-settled arrangement, with a corresponding increase in retained earnings. As the share-based payment expenses reflect both compensation for external consulting services and key management remuneration, the Group has recognized share-based payment expenses for an amount of €202,201 thousand (2020: €4,650 thousand, 2019: € nil) as legal, accounting and consulting fees and share-based payment expenses for an amount of €89,636 thousand (2020: €2,450 thousand, 2019: € nil) has been recognized as employee benefits expenses, both within general and administrative expenses.